Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
April 30, 2026
T18-NPRT3-0626
1.9880052.109
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 11.0%
Diversified Telecommunication Services - 2.5%
AT&T Inc	474,286	12,393,093
Comcast Corp Class A	365,269	9,876,874
Verizon Communications Inc	277,021	13,305,319
		35,575,286
Interactive Media & Services - 7.0%
Alphabet Inc Class A	251,834	96,905,723
Media - 0.7%
Omnicom Group Inc	133,472	10,239,971
Wireless Telecommunication Services - 0.8%
T-Mobile US Inc	53,735	10,505,193
TOTAL COMMUNICATION SERVICES		153,226,173
Consumer Discretionary - 10.2%
Broadline Retail - 4.5%
Amazon.com Inc (c)	238,648	63,256,039
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants Inc	34,470	6,913,303
McDonald's Corp	36,297	10,656,436
Yum! Brands Inc	48,489	7,741,269
		25,311,008
Specialty Retail - 3.9%
AutoZone Inc (c)	2,189	8,108,122
Home Depot Inc/The	38,953	12,807,746
Lowe's Cos Inc	36,666	8,755,474
O'Reilly Automotive Inc (c)	88,294	8,776,424
TJX Cos Inc/The	68,026	10,663,076
Tractor Supply Co	134,087	4,706,453
		53,817,295
TOTAL CONSUMER DISCRETIONARY		142,384,342
Consumer Staples - 4.8%
Beverages - 1.2%
Coca-Cola Co/The	118,281	9,315,812
PepsiCo Inc	45,686	7,240,774
		16,556,586
Consumer Staples Distribution & Retail - 1.1%
Walmart Inc	115,532	15,242,137
Food Products - 0.7%
General Mills Inc	67,125	2,370,184
Hershey Co/The	16,303	3,028,119
Mondelez International Inc	73,218	4,498,514
		9,896,817
Household Products - 1.2%
Colgate-Palmolive Co	45,956	3,922,804
Kimberly-Clark Corp	33,297	3,277,424
Procter & Gamble Co/The	67,527	9,932,546
		17,132,774
Tobacco - 0.6%
Philip Morris International Inc	48,482	8,002,923
TOTAL CONSUMER STAPLES		66,831,237
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy Inc	14,487	3,983,201
Chevron Corp	52,392	10,127,898
ConocoPhillips	46,195	5,810,407
Coterra Energy Inc	85,478	3,069,514
EOG Resources Inc	30,057	4,225,112
Exxon Mobil Corp (b)	105,100	16,220,083
Kinder Morgan Inc	112,253	3,689,756
Williams Cos Inc/The	58,002	4,426,133
TOTAL ENERGY		51,552,104
Financials - 12.6%
Banks - 3.5%
Bank of America Corp	250,238	13,377,723
JPMorgan Chase & Co	77,056	24,136,252
Wells Fargo & Co	130,362	10,719,667
		48,233,642
Capital Markets - 1.1%
Cboe Global Markets Inc	23,804	7,143,342
CME Group Inc Class A	27,599	7,943,545
		15,086,887
Financial Services - 4.0%
Berkshire Hathaway Inc Class B (c)	51,094	24,198,118
Mastercard Inc Class A	28,223	14,193,911
Visa Inc Class A	54,065	17,832,800
		56,224,829
Insurance - 4.0%
AFLAC Inc (b)	61,598	7,001,845
Arthur J Gallagher & Co	28,952	5,975,692
Chubb Ltd	25,625	8,379,375
Hartford Insurance Group Inc/The	47,492	6,497,381
Marsh & McLennan Cos Inc	41,349	6,934,641
Progressive Corp/The	41,068	8,266,167
Travelers Companies Inc/The	24,606	7,508,275
W R Berkley Corp	89,723	5,996,188
		56,559,564
TOTAL FINANCIALS		176,104,922
Health Care - 9.2%
Biotechnology - 2.4%
AbbVie Inc	66,678	14,090,395
Amgen Inc (b)	28,564	9,890,285
Gilead Sciences Inc	69,210	9,055,436
		33,036,116
Health Care Equipment & Supplies - 0.9%
Becton Dickinson & Co	36,058	5,374,084
Medtronic PLC	88,630	7,176,371
		12,550,455
Health Care Providers & Services - 2.3%
Cigna Group/The	28,623	8,317,271
Elevance Health Inc	23,028	8,668,200
UnitedHealth Group Inc	42,027	15,570,163
		32,555,634
Pharmaceuticals - 3.6%
Eli Lilly & Co	22,711	21,225,701
Johnson & Johnson	78,390	18,017,942
Merck & Co Inc	105,963	11,569,040
		50,812,683
TOTAL HEALTH CARE		128,954,888
Industrials - 9.5%
Aerospace & Defense - 3.5%
General Dynamics Corp	20,935	7,207,921
Huntington Ingalls Industries Inc	14,081	5,129,567
L3Harris Technologies Inc	20,160	6,462,288
Lockheed Martin Corp	13,456	6,969,804
Northrop Grumman Corp	10,816	6,267,656
RTX Corp	56,674	9,978,591
TransDigm Group Inc	5,536	6,421,649
		48,437,476
Commercial Services & Supplies - 1.4%
Cintas Corp	35,747	6,245,358
Republic Services Inc	29,396	6,150,231
Waste Management Inc	32,132	7,472,297
		19,867,886
Electrical Equipment - 0.5%
AMETEK Inc	28,967	6,821,729
Ground Transportation - 0.7%
Union Pacific Corp	34,676	9,344,488
Industrial Conglomerates - 0.6%
Honeywell International Inc	36,912	7,911,349
Machinery - 1.1%
Deere & Co	15,057	8,881,673
Illinois Tool Works Inc	24,625	6,353,496
		15,235,169
Professional Services - 1.3%
Automatic Data Processing Inc	32,013	6,784,836
FTI Consulting Inc (c)	32,044	5,745,489
Paychex Inc	62,507	5,790,023
		18,320,348
Trading Companies & Distributors - 0.4%
Fastenal Co	137,991	6,199,936
TOTAL INDUSTRIALS		132,138,381
Information Technology - 32.0%
Communications Equipment - 3.1%
Cisco Systems Inc	274,216	25,090,764
Motorola Solutions Inc	40,495	17,778,520
		42,869,284
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	144,571	21,290,971
IT Services - 5.2%
Accenture PLC Class A	76,947	13,751,198
Amdocs Ltd	212,697	13,755,115
Cognizant Technology Solutions Corp Class A (b)	210,716	11,146,876
IBM Corporation	73,295	16,929,679
VeriSign Inc	65,563	17,614,156
		73,197,024
Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices Inc	58,555	23,554,334
Broadcom Inc	151,594	63,279,884
Texas Instruments Inc	88,500	24,875,581
		111,709,799
Software - 6.9%
Microsoft Corp	197,178	80,405,245
Roper Technologies Inc	45,036	15,979,223
		96,384,468
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	373,836	101,440,399
TOTAL INFORMATION TECHNOLOGY		446,891,945
Materials - 2.1%
Chemicals - 1.3%
Air Products and Chemicals Inc	12,213	3,664,511
Corteva Inc	42,859	3,472,008
Ecolab Inc	12,868	3,353,400
Linde PLC	14,548	7,290,585
		17,780,504
Containers & Packaging - 0.4%
Amcor PLC (b)	53,732	2,043,965
AptarGroup Inc	17,869	2,210,038
Packaging Corp of America	11,075	2,363,959
		6,617,962
Metals & Mining - 0.4%
Newmont Corp	41,696	4,632,009
Royal Gold Inc	9,738	2,272,654
		6,904,663
TOTAL MATERIALS		31,303,129
Real Estate - 2.3%
Health Care REITs - 0.5%
Omega Healthcare Investors Inc	46,735	2,195,143
Welltower Inc	24,135	5,245,501
		7,440,644
Residential REITs - 0.5%
AvalonBay Communities Inc	12,804	2,343,132
Equity LifeStyle Properties Inc	30,624	1,938,193
Equity Residential	34,953	2,285,227
		6,566,552
Retail REITs - 0.4%
Agree Realty Corp	25,935	1,999,847
Realty Income Corp	47,583	3,056,732
		5,056,579
Specialized REITs - 0.9%
American Tower Corp	19,901	3,636,112
Equinix Inc	4,274	4,628,015
Gaming and Leisure Properties Inc	44,254	2,144,549
VICI Properties Inc	83,129	2,427,367
		12,836,043
TOTAL REAL ESTATE		31,899,818
Utilities - 2.4%
Electric Utilities - 1.5%
American Electric Power Co Inc	30,615	4,197,623
Duke Energy Corp (b)	35,485	4,597,082
Exelon Corp (b)	74,471	3,424,921
Southern Co/The	49,071	4,745,166
Xcel Energy Inc	42,793	3,549,679
		20,514,471
Multi-Utilities - 0.9%
Ameren Corp	27,688	3,146,741
Consolidated Edison Inc	28,895	3,221,504
DTE Energy Co	21,348	3,238,278
WEC Energy Group Inc	27,210	3,209,147
		12,815,670
TOTAL UTILITIES		33,330,141
TOTAL UNITED STATES		1,394,617,080
TOTAL COMMON STOCKS (Cost $1,193,473,974)		1,394,617,080

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $171,776)	3.64	172,000	171,777

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	1,576,400	1,576,716
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	22,363,439	22,365,675
TOTAL MONEY MARKET FUNDS (Cost $23,942,391)			23,942,391

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,217,588,141)	1,418,731,248
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(21,492,498)
NET ASSETS - 100.0%	1,397,238,750

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	66	6/2026	2,390,438	173,154

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $171,777.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,349,400.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,187,594	24,340,910	24,952,060	58,481	272	-	1,576,716	1,576,400	0.0%
Fidelity Securities Lending Cash Central Fund	3,475,949	272,714,157	253,823,608	6,482	(823)	-	22,365,675	22,363,439	0.1%
Total	5,663,543	297,055,067	278,775,668	64,963	(551)	-	23,942,391

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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